Matthews China Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 96.7%
	Shares	Value
Consumer Discretionary: 29.6%
Broadline Retail: 15.4%
Alibaba Group Holding, Ltd.	195,300	$2,765,755
JD.com, Inc. Class A	76,050	1,636,042
PDD Holdings, Inc. ADR[a]	10,925	1,472,799
		5,874,596
Hotels, Restaurants & Leisure: 9.8%
Meituan Class Ba,b,c	116,210	2,573,302
Galaxy Entertainment Group, Ltd.	89,000	447,435
Trip.com Group, Ltd. ADR[a]	6,070	360,740
Yum China Holdings, Inc.	7,330	329,997
Luckin Coffee, Inc. ADR[a]	1,366	36,185
		3,747,659
Household Durables: 2.8%
Man Wah Holdings, Ltd.	648,000	538,922
Midea Group Co., Ltd. A Shares	48,600	528,175
		1,067,097
Textiles, Apparel & Luxury Goods: 0.9%
ANTA Sports Products, Ltd.	28,800	350,198
Specialty Retail: 0.7%
China Tourism Group Duty Free Corp., Ltd. A Shares	24,200	266,943
Total Consumer Discretionary		11,306,493

Financials: 22.2%
Banks: 8.1%
China Construction Bank Corp. H Shares	1,897,000	1,436,030
China Merchants Bank Co., Ltd. A Shares	156,600	841,552
China Merchants Bank Co., Ltd. H Shares	164,500	816,411
		3,093,993
Capital Markets: 7.7%
China International Capital Corp., Ltd. H Shares[b,c]	608,000	1,088,021
CITIC Securities Co., Ltd. H Shares	270,500	715,645
Hong Kong Exchanges & Clearing, Ltd.	10,000	419,955
Hithink RoyalFlush Information Network Co., Ltd. A Shares	14,600	403,267
East Money Information Co., Ltd. A Shares	108,040	313,376
		2,940,264
Insurance: 6.4%
Ping An Insurance Group Co. of China, Ltd. H Shares	198,500	1,281,593
China Life Insurance Co., Ltd. H Shares	329,000	661,601
Ping An Insurance Group Co. of China, Ltd. A Shares	61,500	501,673
		2,444,867
Total Financials		8,479,124

Communication Services: 11.5%
Interactive Media & Services: 10.0%
Tencent Holdings, Ltd.	53,000	3,033,640
Kuaishou Technology[a,b,c]	68,400	483,005

	Shares	Value
Baidu, Inc. Class Aa	22,750	$309,289
		3,825,934
Entertainment: 1.0%
NetEase, Inc.	13,900	269,321
Tencent Music Entertainment Group ADR	10,842	130,646
		399,967
Media: 0.5%
Focus Media Information Technology Co., Ltd. A Shares	170,111	171,845
Total Communication Services		4,397,746

Industrials: 9.8%
Electrical Equipment: 4.4%
Contemporary Amperex Technology Co., Ltd. A Shares	22,300	802,604
Hongfa Technology Co., Ltd. A Shares	82,100	381,839
Sungrow Power Supply Co., Ltd. A Shares	23,500	334,369
Xuji Electric Co., Ltd. A Shares	33,700	164,632
		1,683,444
Ground Transportation: 2.3%
DiDi Global, Inc. ADR[a]	190,138	893,649
Air Freight & Logistics: 1.4%
JD Logistics, Inc.[a,b,c]	290,200	523,051
Machinery: 1.2%
Neway Valve Suzhou Co., Ltd. A Shares	56,500	173,488
Yutong Bus Co., Ltd. A Shares	43,400	163,402
Sinotruk Hong Kong, Ltd.	33,000	99,202
		436,092
Marine Transportation: 0.5%
Orient Overseas International, Ltd.	14,500	206,089
Total Industrials		3,742,325

Consumer Staples: 6.6%
Beverages: 4.9%
Wuliangye Yibin Co., Ltd. A Shares	51,900	1,205,128
Tsingtao Brewery Co., Ltd. H Shares	46,000	360,064
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	10,100	315,888
		1,881,080
Food Products: 1.7%
Anjoy Foods Group Co., Ltd. A Shares	23,700	336,402
Guangdong Haid Group Co., Ltd. A Shares	41,500	284,745
		621,147
Total Consumer Staples		2,502,227

Information Technology: 5.1%
Electronic Equipment, Instruments & Components: 2.5%
SUPCON Technology Co., Ltd. A Shares	49,270	354,179
Luxshare Precision Industry Co., Ltd. A Shares	49,000	304,278
Foxconn Industrial Internet Co., Ltd. A Shares	79,100	284,702
		943,159

Matthews China Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Semiconductors & Semiconductor Equipment: 2.0%
Will Semiconductor Co., Ltd. Shanghai A Shares	30,800	$471,771
NAURA Technology Group Co., Ltd. A Shares	5,387	281,702
		753,473
Communications Equipment: 0.6%
Suzhou TFC Optical Communication Co., Ltd. A Shares	17,260	247,852
Total Information Technology		1,944,484

Real Estate: 4.9%
Real Estate Management & Development: 4.9%
KE Holdings, Inc. ADR	44,801	891,988
Longfor Group Holdings, Ltd.[b,c]	190,000	367,892
CIFI Holdings Group Co., Ltd.[a]	5,968,000	341,906
China Overseas Property Holdings, Ltd.	190,000	151,413
Times China Holdings, Ltd.[a]	2,410,000	117,902
Total Real Estate		1,871,101

Health Care: 2.5%
Biotechnology: 1.0%
Innovent Biologics, Inc.[a,b,c]	63,000	382,015
Health Care Equipment & Supplies: 0.8%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	7,700	322,362
Health Care Providers & Services: 0.7%
Aier Eye Hospital Group Co., Ltd. A Shares	69,300	157,539
Sinopharm Group Co., Ltd. H Shares	41,600	111,398
		268,937
Total Health Care		973,314

Materials: 2.4%
Chemicals: 1.9%
Wanhua Chemical Group Co., Ltd. A Shares	38,100	497,137
Nanjing Cosmos Chemical Co., Ltd. A Shares	44,500	215,867
		713,004

	Shares	Value
Metals & Mining: 0.5%
MMG, Ltd.[a]	552,000	$196,851
Total Materials		909,855

Energy: 2.1%
Oil, Gas & Consumable Fuels: 2.1%
PetroChina Co., Ltd. H Shares	964,000	786,837
Total Energy		786,837

TOTAL COMMON EQUITIES		36,913,506
(Cost $33,987,822)
SHORT-TERM INVESTMENTS: 16.5%
Money Market Funds: 16.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	6,300,391	6,300,391
(Cost $6,300,391)

Total Investments: 113.2%		43,213,897
(Cost $40,288,213)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (13.2%)		(5,022,911)
Net Assets: 100.0%		$38,190,986

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $5,417,286, which is 14.18% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt

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